Summary prospectus

Macquarie Global Listed Infrastructure ETF

NYSE Arca ticker symbol
Macquarie Global Listed Infrastructure ETF	BILD

November 21, 2023

Before you invest, you may want to review the Fund’s statutory prospectus (and any supplements thereto), which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information and most recent reports to shareholders, online at etf.macquarie.com. You can also get this information at no cost by calling 877-693-3546. The Fund’s statutory prospectus and statement of additional information, both dated November 21, 2023 (and any supplements thereto), are incorporated by reference into this summary prospectus.

Summary prospectus
Macquarie Global Listed Infrastructure ETF

What is the Fund’s investment objective?

Macquarie Global Listed Infrastructure ETF seeks to deliver total return that consists of both capital growth and income by investing in infrastructure companies making a contribution to sustainable investment outcomes.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.49%
Distribution and service (12b-1) fees	None
Other expenses[1]	None
Total annual Fund operating expenses	0.49%

[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$50	$157

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Macquarie Global Listed Infrastructure ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in global listed infrastructure companies that meet the Fund’s sustainable investment criteria. The Fund will invest in securities of companies that are located throughout the world, including the United States. The Fund will rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Fund may invest in equity securities of non-U.S. companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. The Fund will primarily invest in emerging markets securities of countries included in the MSCI Emerging Markets Index.

In seeking investments in sustainable companies, Delaware Management Company, the Fund’s investment adviser (Manager) identifies companies that have the capacity to contribute to the objectives of climate change mitigation, climate change adaptation and/or positive social impact. Companies contributing to the objective of climate change mitigation are those that are decarbonizing their own activities or assisting with the decarbonization of their surrounding economies. Companies contributing towards climate change adaptation are those investing in critical infrastructure assets and associated natural resources to improve their resilience and reliability. The Fund may also invest in infrastructure companies that are generating positive social impact through the promotion of social inclusion (i.e., expanding the availability of infrastructure services) and equal access to infrastructure assets (i.e., ensuring the provision of services regardless of financial status) that are essential for daily life and economies, such as energy, sanitation, transport and digital connectivity.

The investment process uses a proprietary process to identify investments that exhibit carbon reductions targets, such as net zero, with low or declining carbon emissions, material investments in assets that contribute to systematic decarbonization and/or investments to increase infrastructure resilience, as well as companies making commitments to improving affordability of, and access to infrastructure. When assessing whether a company meets the Manager’s sustainability objectives noted above, the Manager will rely on third-party data providers such as non-governmental organizations, sell-side research and environmental, social and governance (ESG) data providers, company websites and other disclosures, typically through corporate sustainability reports, public commitments or other investor communications, as well as information obtained from direct engagement with a company. In selecting Fund investments, the Manager also applies a harm-based exclusion screening process to exclude certain companies involved in coal, weapons, and tobacco industries, or that have serious violations of the UN Global Compact. The Fund may invest up to 20% of its net assets in securities that do not meet the Fund’s sustainable investment criteria of climate change mitigation, climate change adaptation and/or positive social impact so long as such securities meet the harm-based exclusion screen test. While the Manager identifies and selects the data points it deems relevant to meeting the Fund’s harm-based exclusion screening criteria, metrics relating to

Summary prospectus
Macquarie Global Listed Infrastructure ETF

this criteria will be obtained primarily from external sources, including company websites and other disclosures and third-party data providers such as non-governmental organizations, sell-side research and ESG data providers.

The Manager uses a research-oriented, bottom-up (researching individual issuers) investment approach to seek to identify high-quality, global listed infrastructure companies. The Manager also uses the research process to identify top-down factors that impact portfolio construction. The Manager considers a number of factors in selecting individual investments for the Fund’s portfolio, including the valuation and quality analysis on each potential investment and the Manager’s sustainability analysis described above. The Manager also undertakes due diligence comprising qualitative and quantitative assessments in order to assess the quality of a company’s assets and management teams, the nature of regulation and/or contracts, strength of its balance sheet and sovereign risks. The Fund will typically invest in “pure” infrastructure companies, which the Manager defines as companies that derive greater than 80% of their enterprise value from “pure” infrastructure assets, which typically consist of: regulated utilities, such as electric and gas transmission and distribution, water and sewage; energy infrastructure, which consists of energy transport and storage companies; transportation, such as airports, toll roads, seaports and railways; and communications, which includes cell phone tower companies. The Fund may invest in high quality companies of any size; however, the Manager may exclude companies below a market capitalization of $2 billion that it deems not sufficiently liquid, and large capitalization companies that the Manager believes have limited free float (i.e., shares of the company available to the public).

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current valuation and sustainability criteria. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Infrastructure industry risk — Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk

Summary prospectus
Macquarie Global Listed Infrastructure ETF

associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

ETF risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary Market Trading Risk” and “Shares may trade at prices other than NAV risk.”

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Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

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Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.

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Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

New fund risk — The Fund is a newly organized, diversified management investment company with no operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust (the “Board) may determine to liquidate the Fund.

Summary prospectus
Macquarie Global Listed Infrastructure ETF

How has Macquarie Global Listed Infrastructure ETF performed?

Because the Fund is new, it has no performance history. Once the Fund has commenced operations,

you can obtain updated performance information at etf.macquarie.com or by calling 877-693-3546. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Anthony Felton	Senior Portfolio Manager, Global Listed Infrastructure Securities	Since inception (November, 2023)
Brad Frishberg	Chief Investment Officer, Global Listed Infrastructure Securities, Senior Portfolio Manager	Since inception (November, 2023)

Sub-Advisor

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Fund shares

The Fund is an ETF. As an ETF, only APs may engage in creation or redemption transactions directly with the Fund. The Fund issues or redeems shares that have been aggregated into blocks of 25,000 shares or multiples thereof (Creation Units) to APs who have entered into agreements with the Fund’s distributor, Foreside Financial Services, LLC. The Fund will generally issue or redeem Creation Units in exchange for a basket of securities (and/or an amount of cash) that the Fund specifies each day. Individual shares of the Fund may only be purchased and sold on a national securities exchange through a broker-dealer. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at etf.macquarie.com.

Tax information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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